Convertible loans (Detail Textuals) - 2015 convertible loan agreement - CNY (¥) ¥ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	Aug. 18, 2017	Dec. 31, 2015
Debt Instrument [Line Items]
Debt issuance cost
Pre-IPO Series C+ convertible redeemable preferred shares
Debt Instrument [Line Items]
Amount of convertible loan converted	¥ 30.0
TuanChe Internet Information Service (Beijing) Co., Ltd. ("TuanChe Internet")
Debt Instrument [Line Items]
Post money valuation amount of VIE as basis for debt conversion to equity share of VIE		¥ 1,200.0
Conversion price of convertible loan		¥ 5.49
Percentage of total equity interest of VIE as conversion price		2.50%
Post money valuation amount of company as basis for debt conversion to equity share of VIE		¥ 1,200.0
Lanxi Puhua Juli Equity Investment Partnership LLP ("Puhua")
Debt Instrument [Line Items]
Principal amount of convertible loans		¥ 30.0